UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

108 Lakeland Ave., Dover, Delaware 19901

(Name and address of agent for service)

With Copies to:

Terry Davis

DLA Piper LLP

One Atlantic Center

1201 West Peachtree Street, Suite 2900

Atlanta, GA 30309

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	5/31/25

Date of reporting period:	11/30/2024

Item 1. Reports to Stockholders.

(a)

BFS Equity Fund

Institutional Class (BFSIX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about BFS Equity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/bfs/. You can also request this information by contacting us at (855) 575-2430.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	0.99%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

BFS Equity Fund - Institutional Class
S&P 500 Index
Dow Jones Industrial Average®
$40,000
$30,000
$20,000
$10,000
$0
$35,002
$31,531
$28,020
Nov-2014
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024

	BFS Equity Fund - Institutional Class	S&P 500 Index	Dow Jones Industrial Average®
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$10,475	$10,275	$10,187
Nov-2016	$10,631	$11,103	$11,299
Nov-2017	$12,997	$13,642	$14,690
Nov-2018	$13,940	$14,498	$15,810
Nov-2019	$16,328	$16,834	$17,783
Nov-2020	$18,033	$19,773	$19,221
Nov-2021	$22,486	$25,294	$22,780
Nov-2022	$19,589	$22,964	$23,345
Nov-2023	$21,271	$26,142	$24,791
Nov-2024	$28,020	$35,002	$31,531

Average Annual Total Returns

	1 Year	5 Years	10 Years
BFS Equity Fund - Institutional Class	31.73%	11.41%	10.85%
S&P 500 Index	33.89%	15.77%	13.35%
Dow Jones Industrial Average®	27.19%	12.14%	12.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$62,628,549
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$167,236
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.5%
Money Market Funds	4.5%
U.S. Government & Agencies	4.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
32.0%
Consumer Discretionary
11.4%
Health Care
10.3%
Communications
9.5%
Financials
8.6%
Industrials
7.0%
Materials
6.0%
Money Market Funds
4.5%
Consumer Staples
4.1%
U.S. Treasury Obligations
4.0%
Energy
2.6%

Value	Value
Energy	2.6%
U.S. Treasury Obligations	4.0%
Consumer Staples	4.1%
Money Market Funds	4.5%
Materials	6.0%
Industrials	7.0%
Financials	8.6%
Communications	9.5%
Health Care	10.3%
Consumer Discretionary	11.4%
Technology	32.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	6.1%
NVIDIA Corp.	5.5%
Alphabet, Inc., Class A	5.4%
Apple, Inc.	4.7%
Fidelity Investments Money Market Government Portfolio, Institutional Class	4.5%
Meta Platforms, Inc., Class A	4.1%
JPMorgan Chase & Co.	4.0%
Amazon.com, Inc.	4.0%
Fiserv, Inc.	3.5%
Costco Wholesale Corp.	3.1%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

BFS Equity Fund - Institutional (BFSIX)

Semi-Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/bfs/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113024-BFSIX

LS Opportunity Fund

Institutional Class (LSOFX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about LS Opportunity Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/lsofx. You can also request this information by contacting us at (877) 336-6763.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$131	2.53%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

LS Opportunity Fund - I
S&P 500 Index
$40,000
$30,000
$20,000
$10,000
$0
$35,002
$18,998
Nov-2014
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024

	LS Opportunity Fund - I	S&P 500 Index
Nov-2014	$10,000	$10,000
Nov-2015	$9,800	$10,275
Nov-2016	$10,520	$11,103
Nov-2017	$11,733	$13,642
Nov-2018	$12,066	$14,498
Nov-2019	$13,104	$16,834
Nov-2020	$13,466	$19,773
Nov-2021	$15,021	$25,294
Nov-2022	$15,416	$22,964
Nov-2023	$16,478	$26,142
Nov-2024	$18,998	$35,002

Average Annual Total Returns

	1 Year	5 years	10 Years
LS Opportunity Fund - I	15.29%	7.71%	6.63%
S&P 500 Index	33.89%	15.77%	13.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Fund Statistics

  Net Assets$208,894,125
  Number of Portfolio Holdings96
  Advisory Fee (net of waivers)$1,724,504
  Portfolio Turnover26%

Long Sector Weighting (% of net assets)

Financials
39.0%
Industrials
18.2%
Health Care
9.5%
Consumer Discretionary
6.5%
Information Technology
6.3%
Consumer Staples
5.9%
Energy
5.1%
Money Market
4.1%
Materials
2.6%
Real Estate
1.2%
Communication Services
1.0%
Exchange-Traded Funds
0.7%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Exchange-Traded Funds	0.7%
Communication Services	1.0%
Real Estate	1.2%
Materials	2.6%
Money Market	4.1%
Energy	5.1%
Consumer Staples	5.9%
Information Technology	6.3%
Consumer Discretionary	6.5%
Health Care	9.5%
Industrials	18.2%
Financials	39.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Treasury Portfolio, Institutional Class	4.1%
Progressive Corp. (The)	4.1%
Eaton Corp. PLC	3.7%
Brown & Brown, Inc.	3.5%
Fairfax Financial Holdings Ltd.	3.4%
Abbott Laboratories	3.1%
Leidos Holdings, Inc.	2.6%
PNC Financial Services Group, Inc. (The)	2.6%
Arthur J. Gallagher & Co.	2.4%
Citigroup, Inc.	2.4%

Short Sector Weighting (% of net assets)

Value	Value
Call Options Written	-0.4%
Exchange-Traded Funds	-0.5%
Health Care	-1.6%
Industrials	-1.8%
Consumer Discretionary	-3.0%
Equity	-3.6%
Consumer Staples	-4.8%
Financials	-17.8%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/lsofx), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

LS Opportunity Fund

Semi-Annual Shareholder Report - November 30, 2024

TSR-SAR 113024-LSOFX

(b) Not applicable

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report.

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report.

Item 4. Principal Accountant Fees and Services.

Not Applicable – disclosed with annual report.

Item 5. Audit Committee of Listed Registrants.

Not Applicable – disclosed with annual report.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

BFS Equity Fund

FINANCIAL STATEMENTS

November 30, 2024 - (Unaudited)

185 Asylum Street ● City Place II ● Hartford, CT 06103 ● (855) 575-2430

BFS Equity Fund

Schedule of Investments

November 30, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 91.56%
Aerospace & Defense — 1.56%
Northrop Grumman Corp.	2,000	$979,300

Banking — 5.50%
Bank of America Corp.	20,000	950,200
JPMorgan Chase & Co.	10,000	2,497,200
		3,447,400
Beverages — 1.04%
PepsiCo, Inc.	4,000	653,800

Biotech & Pharmaceuticals — 0.84%
Zoetis, Inc., Class A	3,000	525,750

Building Products — 1.24%
Carrier Global Corp.	10,000	773,700

Chemicals — 5.37%
Air Products & Chemicals, Inc.	5,000	1,671,650
Ecolab, Inc.	2,000	497,540
Sherwin-Williams Co. (The)	3,000	1,192,200
		3,361,390
E-Commerce Discretionary — 3.99%
Amazon.com, Inc.(a)	12,000	2,494,680

Health Care Facilities & Services — 3.08%
IQVIA Holdings, Inc.(a)	2,000	401,680
UnitedHealth Group, Inc.	2,500	1,525,500
		1,927,180
Home Construction — 2.02%
D.R. Horton, Inc.	7,500	1,265,850

Insurance — 1.86%
Marsh & McLennan Cos., Inc.	5,000	1,166,150

Internet Media & Services — 9.52%
Alphabet, Inc., Class A	20,000	3,379,000
Meta Platforms, Inc., Class A	4,500	2,584,440
		5,963,440
Machinery — 4.19%
Caterpillar, Inc.	1,000	406,110
Deere & Co.	2,500	1,164,750
Parker-Hannifin Corp.	1,500	1,054,350
		2,625,210
Medical Equipment & Devices — 5.33%
Danaher Corp.	6,000	1,438,140
Stryker Corp.	2,500	980,375
Thermo Fisher Scientific, Inc.	1,750	926,853
		3,345,368
Metals & Mining — 0.67%
Agnico Eagle Mines Ltd.	5,000	422,100

See accompanying notes which are an integral part of these financial statements.

1

BFS Equity Fund

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 91.56% - continued
Oil & Gas Producers — 2.59%
ConocoPhillips	15,000	$1,625,100

Pharmaceuticals — 1.05%
Pfizer, Inc.	25,000	655,250

Retail - Consumer Staples — 3.11%
Costco Wholesale Corp.	2,000	1,943,760

Retail - Discretionary — 2.61%
Lowe’s Companies, Inc.	6,000	1,634,580

Semiconductors — 7.46%
Broadcom, Inc.	7,500	1,215,600
NVIDIA Corp.	25,000	3,456,250
		4,671,850
Software — 12.27%
Adobe, Inc.(a)	2,000	1,031,860
Microsoft Corp.	9,000	3,811,139
Oracle Corp.	10,000	1,848,400
Salesforce, Inc.	3,000	989,970
		7,681,369
Specialty Finance — 1.22%
American Express Co.	2,500	761,700

Specialty Retail — 2.75%
Home Depot, Inc. (The)	4,000	1,716,520

Technology Hardware — 4.74%
Apple, Inc.	12,500	2,966,625

Technology Services — 7.55%
Automatic Data Processing, Inc.	3,000	920,790
Fiserv, Inc.(a)	10,000	2,209,600
MasterCard, Inc., Class A	3,000	1,598,820
		4,729,210

Total Common Stocks (Cost $24,115,880)		57,337,282

	Principal Amount
U.S. GOVERNMENT & AGENCIES — 3.97%
United States Treasury Bill, 5.00%, 12/5/2024	$1,500,000	1,499,445
United States Treasury Bill, 4.44%, 3/4/2025	1,000,000	988,798
Total U.S. Government & Agencies (Cost $2,487,877)		2,488,243

See accompanying notes which are an integral part of these financial statements.

2

BFS Equity Fund

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS — 4.47%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.55%(b)	2,800,313	$2,800,313
Total Money Market Funds (Cost $2,800,313)		2,800,313

Total Investments — 100.00% (Cost $29,404,070)		62,625,838
Other Assets in Excess of Liabilities — 0.00%		2,711
NET ASSETS — 100.00%		$62,628,549

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2024.

See accompanying notes which are an integral part of these financial statements.

3

BFS Equity Fund

Statement of Assets and Liabilities

November 30, 2024 - (Unaudited)

Assets
Investments in securities at fair value (cost $29,404,070) (Note 3)	$62,625,838
Dividends and interest receivable	43,069
Prepaid expenses	18,801
Total Assets	62,687,708
Liabilities
Payable to Adviser (Note 4)	29,847
Payable to Administrator (Note 4)	8,450
Other accrued expenses	20,862
Total Liabilities	59,159
Net Assets	$62,628,549
Net Assets consist of:
Paid-in capital	$28,040,692
Accumulated earnings	34,587,857
Net Assets	$62,628,549
Shares outstanding (unlimited number of shares authorized, no par value)	2,410,274
Net asset value, offering and redemption price per share (Note 2)	$25.98

See accompanying notes which are an integral part of these financial statements.

4

BFS Equity Fund

Statement of Operations

November 30, 2024 - (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $600)	$299,253
Interest income	55,848
Total investment income	355,101
Expenses
Investment Adviser fees (Note 4)	219,915
Administration fees (Note 4)	24,075
Registration expenses	13,974
Fund accounting fees (Note 4)	12,911
Legal fees	11,280
Transfer agent fees (Note 4)	9,296
Audit and tax preparation fees	9,274
Compliance services fees (Note 4)	7,939
Trustee fees	7,593
Printing and postage expenses	5,373
Custodian fees	2,264
Insurance expenses	1,996
Miscellaneous	18,080
Total expenses	343,970
Fees contractually waived by Adviser (Note 4)	(52,679)
Net operating expenses	291,291
Net investment income	63,810
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on:
Investment securities transactions	1,125,666
Net change in unrealized appreciation on investments	6,668,791
Net realized and change in unrealized gain on investments	7,794,457
Net increase in net assets resulting from operations	$7,858,267

See accompanying notes which are an integral part of these financial statements.

5

BFS Equity Fund

Statements of Changes in Net Assets

November 30, 2024

	For the Six Months Ended November 30, 2024	For the Year Ended May 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$63,810	$265,504
Net realized gain on investment securities transactions	1,125,666	236,646
Net change in unrealized appreciation on investments	6,668,791	10,963,647
Net increase in net assets resulting from operations	7,858,267	11,465,797
Distributions to Shareholders from Earnings (Note 2)	—	(244,163)
Capital Transactions
Proceeds from shares sold	1,172,252	1,653,417
Reinvestment of distributions	—	228,207
Amount paid for shares redeemed	(1,406,810)	(3,680,763)
Net decrease in net assets resulting from capital transactions	(234,558)	(1,799,139)
Total Increase in Net Assets	7,623,709	9,422,495
Net Assets
Beginning of period	55,004,840	45,582,345
End of period	$62,628,549	$55,004,840
Share Transactions
Shares sold	48,107	80,926
Shares issued in reinvestment of distributions	—	11,292
Shares redeemed	(58,706)	(183,902)
Net decrease in shares outstanding	(10,599)	(91,684)

See accompanying notes which are an integral part of these financial statements.

6

BFS Equity Fund - Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2024		For the Years Ended May 31,
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$22.72		$18.14	$18.52	$21.36	$16.10	$15.40

Income from investment operations:
Net investment income (loss)	0.03		0.11	0.10	(0.03)	(0.02)	0.03
Net realized and unrealized gain/(loss) on investments	3.23		4.57	(0.28)	(0.71)	5.57	0.97
Total from investment operations	3.26		4.68	(0.18)	(0.74)	5.55	1.00

Less distributions to shareholders from:
Net investment income	—		(0.10)	—	—	—	(0.03)
Net realized gains	—		—	(0.20)	(2.10)	(0.29)	(0.27)
Total distributions	—		(0.10)	(0.20)	(2.10)	(0.29)	(0.30)

Net asset value, end of period	$25.98		$22.72	$18.14	$18.52	$21.36	$16.10

Total Return(a)	14.35	%(b)	25.87%	(0.94)%	(4.71)%	34.68%	6.32%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$62,629		$55,005	$45,582	$46,766	$48,781	$38,864
Ratio of net expenses to average net assets	0.99	%(c)	1.10%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets before waiver and reimbursement	1.17	%(c)	1.32%	1.46%	1.41%	1.46%	1.52%
Ratio of net investment income (loss) to average net assets	0.22	%(c)	0.53%	0.57%	(0.13)%	(0.12)%	0.21%
Portfolio turnover rate	6.18	%(b)	22.31%	35.81%	61.08%	68.77%	49.27%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

7

BFS Equity Fund

Notes to the Financial Statements

November 30, 2024 - (Unaudited)

NOTE 1. ORGANIZATION

The BFS Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”) and commenced operations on November 8, 2013. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Bradley, Foster & Sargent, Inc. (the “Adviser”). The investment objective of the Fund is long-term appreciation through growth of principal and income.

The Fund currently offers one class of shares (Institutional), and may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended November 30, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties,

8

BFS Equity Fund

Notes to the Financial Statements (continued)

November 30, 2024 - (Unaudited)

if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended November 30, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining capital gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of Schedules K-1 (Form 1065). Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar

9

BFS Equity Fund

Notes to the Financial Statements (continued)

November 30, 2024 - (Unaudited)

equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

10

BFS Equity Fund

Notes to the Financial Statements (continued)

November 30, 2024 - (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by the Adviser as “Valuation Designee” under the oversight of the Board, by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily

11

BFS Equity Fund

Notes to the Financial Statements (continued)

November 30, 2024 - (Unaudited)

available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2024:

12

BFS Equity Fund

Notes to the Financial Statements (continued)

November 30, 2024 - (Unaudited)

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$57,337,282	$—	$—	$57,337,282
U.S. Government & Agencies	—	2,488,243	—	2,488,243
Money Market Funds	2,800,313	—	—	2,800,313
Total	$60,137,595	$2,488,243	$—	$62,625,838

(a)	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement on behalf of the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive or limit its management fee and/or reimburse certain operating expenses until September 30, 2025, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1 fees, if any, and indirect expenses (such as “acquired funds fees and expenses”, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) do not exceed 0.99% of the average daily net assets of the Fund.

Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. For the six months ended November 30, 2024, the Adviser waived fees of $52,679.

13

BFS Equity Fund

Notes to the Financial Statements (continued)

November 30, 2024 - (Unaudited)

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are as follows:

Recoverable Through
May 31, 2025	$44,864
May 31, 2026	92,786
May 31, 2027	110,715
November 30, 2027	52,679

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) to provide the Fund with administration, fund accounting and transfer agent services, including all regulatory reporting.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers of the Trust are members of management and/or employees of the Administrator or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the six months ended November 30, 2024.

The Fund previously adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of shareholder support services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 fees”). The Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. When the Investor class of shares converted to the Institutional class of shares on November 3, 2023, the Distribution Plan was terminated.

14

BFS Equity Fund

Notes to the Financial Statements (continued)

November 30, 2024 - (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended November 30, 2024, purchases and sales of investment securities, other than short-term investments, were $3,441,280 and $6,123,563, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended November 30, 2024.

NOTE 6. FEDERAL TAX INFORMATION

At November 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$33,221,768
Gross unrealized depreciation	—
Net unrealized appreciation on investments	$33,221,768
Tax cost of investments	$29,404,070

At November 30, 2024, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid for the fiscal year ended May 31, 2024, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$244,163
Total distributions paid	$244,163

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At May 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$239,667
Undistributed long-term capital gains	25,291
Unrealized appreciation (depreciation)	26,464,632
Total accumulated earnings	$26,729,590

NOTE 7. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the

15

BFS Equity Fund

Notes to the Financial Statements (continued)

November 30, 2024 - (Unaudited)

volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of November 30, 2024, the Fund had 32.0% of the value of its net assets invested in stocks within the Technology sector.

NOTE 8. IDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Proxy Voting Results (Unaudited)

At a Special Shareholder Meeting at which a quorum was present, held on June 27, 2024, Fund shareholders of record as of the close of business on May 13, 2024 voted to approve the following proposal:

Proposal 1: To elect the following individuals to serve on the Board of Trustees of the Trust:

Martin A. Burns

Susan J. Templeton

	Shares Voted in Favor*	Shares Voted Against or Abstain*	Shares Needed to Approve*
Martin A. Burns	82,650,826	53,513	Plurality
	(99.94%)	(0.06%)	(greater than 50%)
Susan J. Templeton	82,570,073	134,262	Plurality
	(99.84%)	(0.16%)	(greater than 50%)

*	as a percentage of the total voting securities of the Fund voted at the meeting at which a quorum was present.

17

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

18

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (855) 575-2430 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Andrea N. Mullins, Chairperson Ira P. Cohen Martin A. Burns Susan J. Templeton	PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS	LEGAL COUNSEL
Matthew J. Miller, Principal Executive Officer and President
Zachary P. Richmond, Principal Financial Officer and Treasurer
Michael Wittke, Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary	DLA Piper LLP (US) One Atlantic Center 1201 West Peachtree Street, Suite 2900 Atlanta, Georgia 30309

INVESTMENT ADVISER	CUSTODIAN
Bradley, Foster & Sargent, Inc. 185 Asylum Street, City Place II Hartford, CT 06103	Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR	ADMINISTRATOR, TRANSFER
Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

LS Opportunity Fund

Schedule of Investments

November 30, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS - LONG - DOMESTIC — 79.84%
Communication Services — 1.01%
Alphabet, Inc., Class A(a)	12,436	$2,101,062

Consumer Discretionary — 5.51%
Darden Restaurants, Inc.(a)	13,321	2,348,093
Expedia Group, Inc.(a) (b)	17,528	3,236,019
Home Depot, Inc. (The)(a)	8,252	3,541,181
Texas Roadhouse, Inc.(a)	11,637	2,388,727
		11,514,020
Consumer Staples — 4.58%
Church & Dwight Co., Inc.(a)	28,226	3,108,529
Colgate-Palmolive Co.(a)	35,597	3,439,738
Mondelez International, Inc., Class A(a)	46,549	3,023,358
		9,571,625
Energy — 3.52%
Exxon Mobil Corp.(a)	30,592	3,608,632
Hess Corp.(a)	13,729	2,020,634
Murphy Oil Corp.(a)	52,954	1,719,417
		7,348,683
Financials — 33.44%
Ameris Bancorp(a)	34,029	2,391,558
Arthur J. Gallagher & Co.(a)	16,296	5,088,263
Brown & Brown, Inc.(a)	64,348	7,277,759
Cboe Global Markets, Inc.(a)	12,322	2,659,704
Citigroup, Inc.(a)	70,585	5,002,359
F.N.B. Corp.(a)	128,748	2,208,028
Fidelity National Information Services, Inc.(a)	34,589	2,950,442
Globe Life, Inc.(a)	44,705	4,972,984
Goldman Sachs Group, Inc. (The)(a)	3,499	2,129,386
KeyCorp(a)	150,521	2,932,149
PJT Partners, Inc., Class A(a)	20,575	3,443,432
PNC Financial Services Group, Inc. (The)(a)	24,880	5,342,234
Primerica, Inc.(a)	13,463	4,075,923
Progressive Corp. (The)(a)	32,141	8,642,072
Prosperity Bancshares, Inc.(a)	45,891	3,842,454
SouthState Corp.(a)	37,228	4,120,767
Voya Financial, Inc.(a)	33,391	2,771,453
		69,850,967
Health Care — 9.54%
Abbott Laboratories(a)	54,429	6,464,532
Cigna Corp. (The)(a)	10,770	3,638,106
Hologic, Inc.(a) (b)	25,461	2,024,150
Johnson & Johnson(a)	21,974	3,406,190
Merck & Co., Inc.(a)	43,304	4,401,418
		19,934,396
Industrials — 12.95%
AMETEK, Inc.(a)	12,018	2,336,059
Carrier Global Corp.(a)	62,880	4,865,026

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Investments (continued)

November 30, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS - LONG - DOMESTIC — 79.84% - continued
Industrials — 12.95% - continued
Curtiss-Wright Corp.(a)	8,495	$3,173,987
Fortune Brands Innovations, Inc.(a)	28,070	2,197,881
General Dynamics Corp.(a)	6,659	1,891,223
Leidos Holdings, Inc.(a)	32,767	5,419,662
Otis Worldwide Corp.(a)	19,616	2,020,055
Paychex, Inc.(a)	13,235	1,935,883
RTX Corp.(a)	26,294	3,203,398
		27,043,174
Information Technology — 6.31%
Littelfuse, Inc.(a)	12,139	2,994,327
Microsoft Corp.(a)	7,367	3,119,630
Teradyne, Inc.(a)	12,968	1,426,480
Trimble, Inc.(a) (b)	56,835	4,147,250
Zebra Technologies Corp., Class A(a) (b)	3,689	1,501,423
		13,189,110
Materials — 1.74%
PPG Industries, Inc.(a)	29,265	3,639,688

Real Estate — 1.24%
Howard Hughes Holdings, Inc. (The)(a) (b)	29,915	2,594,827

Total Common Stocks - Long - Domestic (Cost $117,047,081)		166,787,552

COMMON STOCKS - LONG - INTERNATIONAL — 15.41%
Consumer Discretionary — 1.01%
Aptiv PLC(a) (b)	37,771	2,097,423

Consumer Staples — 1.30%
Nestle S.A.	31,208	2,709,119

Energy — 1.57%
Schlumberger Ltd.(a)	74,635	3,279,462

Financials — 5.52%
Everest Re Group, Ltd.(a)	11,161	4,325,557
Fairfax Financial Holdings Ltd.	5,096	7,201,820
		11,527,377
Industrials — 5.21%
Eaton Corp. PLC(a)	20,157	7,567,341
Pentair PLC(a)	30,523	3,326,702
		10,894,043
Materials — 0.80%
Agnico Eagle Mines Ltd.(a)	19,814	1,672,698

Total Common Stocks - Long - International (Cost $21,205,489)		32,180,122

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Investments (continued)

November 30, 2024 - (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 0.73%
Abrdn Physical Platinum Shares ETF(a) (b)	17,502	$1,523,724
Total Exchange-Traded Funds (Cost $1,678,391)		1,523,724

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date
PUT OPTIONS PURCHASED — 0.02%
Post Holdings, Inc.	149	$1,795,152	$105.00	3/21/2025	$13,783
Post Holdings, Inc.	114	1,373,472	110.00	3/21/2025	16,245
Prudential Financial, Inc.	140	1,811,740	105.00	1/17/2025	2,800
Wells Fargo Co.	292	2,224,164	52.50	6/20/2025	15,330
Total Put Options Purchased (Cost $310,164)					48,158

MONEY MARKET FUNDS — 4.15%	Shares
Invesco Treasury Portfolio, Institutional Class, 4.53%(c)	8,661,914	8,661,914
Total Money Market Funds (Cost $8,661,914)		8,661,914

Total Investments — 100.15% (Cost $148,903,039)		209,201,470
Liabilities in Excess of Other Assets — (0.15)%		(307,345)
NET ASSETS — 100.00%		$208,894,125

(a)	All or a portion of the security is held as collateral for securities sold short and written options. The fair value of this collateral on November 30, 2024 was $108,317,963.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of November 30, 2024.

ETF - Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Securities Sold Short

November 30, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS - SHORT - DOMESTIC - (23.36)%
Consumer Discretionary - (2.99)%
Brinker International, Inc.(a)	(19,381)	$(2,563,525)
Hilton Grand Vacations, Inc.(a)	(43,880)	(1,860,073)
McDonald’s Corp.	(6,137)	(1,816,613)
		(6,240,211)
Consumer Staples - (4.83)%
Campbell Soup Co.	(31,185)	(1,440,747)
Dollar Tree, Inc.(a)	(14,866)	(1,059,500)
Edgewell Personal Care Co.	(28,675)	(1,048,931)
Post Holdings, Inc.(a)	(31,641)	(3,812,108)
Sysco Corp.	(35,406)	(2,730,157)
		(10,091,443)
Financials - (12.16)%
American International Group, Inc.	(27,610)	(2,122,657)
Capitol Federal Financial, Inc.	(224,868)	(1,502,118)
Enterprise Financial Services Corp.	(34,684)	(2,101,504)
Lincoln National Corp.	(103,500)	(3,678,390)
Markel Corp.(a)	(1,892)	(3,373,285)
Marsh & McLennan Cos., Inc.	(13,500)	(3,148,605)
Old Republic International Corp.	(128,886)	(5,022,688)
Park National Corp.	(5,876)	(1,118,555)
Washington Trust Bancorp, Inc.	(25,823)	(959,066)
WSFS Financial Corp.	(39,232)	(2,354,705)
		(25,381,573)
Health Care - (1.57)%
Henry Schein, Inc.(a)	(13,322)	(1,026,460)
UnitedHealth Group, Inc.	(3,700)	(2,257,740)
		(3,284,200)
Industrials - (1.81)%
Johnson Controls International PLC	(12,460)	(1,044,896)
Lockheed Martin Corp., Class B	(1,979)	(1,047,702)
TE Connectivity PLC	(11,200)	(1,692,544)
		(3,785,142)

TOTAL COMMON STOCKS - SHORT - DOMESTIC (Proceeds Received $43,997,998)		(48,782,569)

COMMON STOCKS - SHORT - INTERNATIONAL - (5.60)%
Financials - (5.60)%
Commonwealth Bank of Australia	(52,546)	(5,434,162)
Invesco Ltd.	(144,763)	(2,618,763)
Muenchener Rueckversicherungs-Gesellshaft AG	(3,716)	(1,940,438)
RenaissanceRe Holdings Ltd.	(6,016)	(1,721,478)
		(11,714,841)

TOTAL COMMON STOCKS - SHORT - INTERNATIONAL (Proceeds Received $10,203,608)		(11,714,841)

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Securities Sold Short (continued)

November 30, 2024 - (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS - (4.14)%
Energy Select Sector SPDR® Fund	(11,025)	(1,053,218)
Vanguard Industrials ETF(a)	(16,030)	(4,483,591)
Vanguard Information Technology ETF	(5,009)	(3,116,850)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds Received $8,302,653)		(8,653,659)

TOTAL SECURITIES SOLD SHORT - (33.10)% (Proceeds Received $62,504,259)		$(69,151,069)

(a)	Non-dividend expense producing security.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

The sectors shown on the schedule of investments and schedule of securities sold short are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/ or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Written Options

November 30, 2024 - (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
CALL OPTIONS WRITTEN - (0.39)%
Goldman Sachs Group, Inc.	(32)	$(1,947,424)	$490.00	1/17/2025	$(383,520)
Texas Roadhouse, Inc.	(70)	(1,436,890)	155.00	12/20/2024	(352,800)
Texas Roadhouse, Inc.	(44)	(903,188)	200.00	4/17/2025	(74,140)

Total Call Options Written (Premiums Received $267,154)					$(810,460)

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Statement of Assets and Liabilities

November 30, 2024 - (Unaudited)

Assets
Investments in securities, at fair value (cost $148,903,039) (Note 3)	$209,201,470
Deposits at broker for securities sold short (Note 2)	69,730,567
Receivable for fund shares sold	4,565
Dividends receivable	254,781
Tax reclaims receivable	25,065
Prepaid expenses	22,692
Total Assets	279,239,140
Liabilities
Investments in securities sold short, at fair value (proceeds received $62,504,259) (Note 2)	69,151,069
Options written, at fair value (premium received $267,154)	810,460
Payable for fund shares redeemed	3,743
Dividend expense payable on short positions	46,123
Payable to Adviser (Note 4)	292,500
Payable to Administrator (Note 4)	22,147
Other accrued expenses	18,973
Total Liabilities	70,345,015
Net Assets	$208,894,125
Net Assets consist of:
Paid-in capital	$156,865,305
Accumulated earnings	52,028,820
Net Assets	$208,894,125
Shares outstanding (unlimited number of shares authorized, no par value)	10,905,653
Net asset value, offering and redemption price per share (Note 2)	$19.15

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Statement of Operations

For the six months ended November 30, 2024 - (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $7,343)	$1,666,738
Interest income	1,546,127
Total investment income	3,212,865
Expenses
Investment Adviser fees (Note 4)	1,741,698
Dividend expense on securities sold short (Note 2)	582,445
Administration fees (Note 4)	79,681
Fund accounting fees (Note 4)	26,283
Registration expenses	17,938
Compliance services fees (Note 4)	13,732
Custodian fees	12,389
Legal fees	11,486
Printing and postage expenses	11,133
Transfer agent fees (Note 4)	9,900
Audit and tax preparation expenses	9,894
Trustee expenses	7,593
Short sale and interest expense	1,428
Miscellaneous	22,493
Total expenses	2,548,093
Fees waived by Adviser (Note 4)	(17,194)
Net operating expenses	2,530,899
Net investment income	681,966
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	6,132,873
Securities sold short	(8,028,065)
Written options	(155,113)
Purchased options	(289,922)
Foreign currency	(9,307)
Change in unrealized appreciation (depreciation) on:
Investment securities	18,811,060
Securities sold short	(3,583,200)
Written options	(370,278)
Purchased options	(6,787)
Foreign currency translations	562
Net realized and change in unrealized gain on investments	12,501,823
Net increase in net assets resulting from operations	$13,183,789

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended November 30, 2024	For the Year Ended May 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$681,966	$1,169,710
Net realized gain (loss) on investment transactions	(2,349,534)	291,436
Change in unrealized appreciation on investments	14,851,357	24,313,642
Net increase in net assets resulting from operations	13,183,789	25,774,788

Capital Transactions
Proceeds from shares sold	16,930,544	42,767,896
Amount paid for shares redeemed	(12,162,685)	(21,729,896)
Net increase in net assets resulting from capital transactions	4,767,859	21,038,000
Total Increase in Net Assets	17,951,648	46,812,788

Net Assets
Beginning of period	190,942,477	144,129,689
End of period	$208,894,125	$190,942,477

Share Transactions
Shares sold	915,051	2,466,498
Shares redeemed	(656,699)	(1,286,882)
Net increase in shares outstanding	258,352	1,179,616

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2024		For the Years Ended May 31,
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$17.93		$15.22	$16.16	$17.01	$13.99	$14.07

Investment operations:
Net investment income (loss)	0.06		0.11	0.01	(0.15)	(0.13)	(0.07)
Net realized and unrealized gain (loss) on investments	1.16		2.60	(0.14)	0.02	3.35	0.17 (a)
Total from investment operations	1.22		2.71	(0.13)	(0.13)	3.22	0.10

Less distributions to shareholders from:
Net realized gains	—		—	(0.81)	(0.72)	(0.20)	(0.18)

Net asset value, end of period	$19.15		$17.93	$15.22	$16.16	$17.01	$13.99

Total Return(b)	6.80	%(c)	17.81%	(0.84)%	(0.77)%	23.17%	0.62%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$208,894		$190,942	$144,130	$139,445	$132,424	$82,695
Ratio of net expenses to average net assets(d)	2.53	%(e)	2.68%	2.98%	2.87%	2.71%	2.84%
Ratio of expenses to average net assets before waiver and reimbursement(d)	2.55	%(e)	2.73%	3.03%	2.90%	2.78%	2.97%
Ratio of net investment income (loss) to average net assets	0.68	%(e)	0.72%	0.04%	(1.00)%	(1.04)%	(0.52)%
Portfolio turnover rate	26.19	%(c)	46.61%	74.68%	55.37%	69.69%	69.47%

(a)	The amount shown for a share outstanding throughout the year does not accord with the change in aggregate gains and losses in the portfolio of securities during the year due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the year.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Includes dividend and interest expense of 0.58% for the six months ended November 30, 2024 and 0.73%, 1.03%, 0.92%, 0.76% and 0.89% for the fiscal years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Notes to the Financial Statements

November 30, 2024 - (Unaudited)

NOTE 1. ORGANIZATION

The LS Opportunity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Long Short Advisors, LLC (the “Adviser”). The Adviser has retained Prospector Partners, LLC (the “Sub-Adviser”) to serve as the sub-adviser to provide portfolio management and related services to the Fund. The Sub-Adviser receives a fee from the Adviser (not the Fund) for these services. The investment objective of the Fund is to generate long-term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less net exposure than that of the stock market in general.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2024 - (Unaudited)

As of and during the six months ended November 30, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended November 30, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining capital gains or losses. Dividend income and dividend expense are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of Schedules K-1 (Form 1065). Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation – Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2024 - (Unaudited)

ability of the counterparty to meet its obligations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. These instruments involve market risk, credit risk, or both in excess of the amount that would be recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2024 - (Unaudited)

amount of loss may exceed the proceeds received in a short sale. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will reduce the Fund’s potential return on a short sale. The amount of restricted cash or cash equivalents held at the broker as collateral for securities sold short was $69,730,567 as of November 30, 2024.

Dividend expenses on securities sold short and borrowing costs are not covered under the Adviser’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund.

Purchasing Call Options – The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Purchasing Put Options – The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase a put option on an owned underlying security (a “protective put”) as a defensive technique to protect against an anticipated decline in the value of the security. Such hedge protection

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2024 - (Unaudited)

is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. The Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire premium paid for the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing Options – The Fund may write covered call options on equity securities that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its custodian, cash, or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The Fund may write covered put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a covered put option, it maintains in a segregated account with its custodian cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

Foreign Currency Exchange Contracts – The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2024 - (Unaudited)

may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts, to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with the purchase and sale of foreign portfolio securities. The Fund did not transact in forward foreign currency exchange contracts during the six months ended November 30, 2024.

Derivative Transactions – The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of November 30, 2024 and the effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2024.

As of November 30, 2024:

Derivatives	Location of Derivatives on Statement of Assets and Liabilities	Fair Value
Equity Price Risk:
Options Purchased	Investments in securities at fair value	$48,158
Options Written	Options written, at fair value	(810,460)

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2024 - (Unaudited)

For the six months ended November 30, 2024:

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Price Risk:
Options Purchased	Net realized change in unrealized depreciation on purchased options	$(289,922)	$(6,787)
Options Written	Net realized change in unrealized depreciation on written options	(155,113)	(370,278)

The following table summarizes the average ending monthly fair value of derivatives outstanding during the six months ended November 30, 2024:

Average Ending Monthly Fair
Derivatives	Value(a)
Options Purchased	$158,334
Options Written	(481,372)

(a)	Average based on the 6 months during the period that had activity.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of November 30, 2024:

	Gross Amounts of	Gross Amounts Offset in Statement of	Net Amounts of Liabilities Presented in Statement of	Gross Amounts Not Offset in Statements of Assets and Liabilities
	Recognized Liabilities	Assets and liabilities	Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Written Options	$810,460	$—	$810,460	$(810,460)	$—	$—

Other - The Securities and Exchange Commission (“SEC”) adopted Rule 18f-4 under the 1940 Act which, effective August 19, 2022, regulates the use of derivatives for certain funds registered under the 1940 Act (“Rule 18f-4”). The Trust has adopted a Rule 18f-4 Policy which provides, among other things, that unless a Fund qualifies as a “limited derivatives user” as defined in Rule 18f-4, the Fund is required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by the Board,

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2024 - (Unaudited)

to appoint a derivatives risk manager, to comply with certain value-at-risk based leverage limits and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a fund qualifies as a limited derivatives user, Rule 18f-4 requires the fund to have policies and procedures to manage its aggregate derivatives risk. The Fund has not qualified as a limited derivatives user and is currently complying with Rule 18f-4.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2024 - (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price, except in the case of a security sold short, in which case the last ask price is utilized. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2024 - (Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

Exchange-traded options on securities and indices purchased or sold by the Fund generally will be valued at the mean of the last bid and ask prices. If there is no such reported ask on the valuation date, purchased options are valued at the most recent bid price. If there is no such reported bid on the valuation date, written options are valued at the most recent ask price. On the last business day of each month, the Cboe Options Exchange (“Cboe”) conducts special end-of-month non-trading closing rotations for the sole purpose of determining the fair value of the S&P 500® Index (SPX) option series. For month end valuations of SPX, the Cboe adjusted price will be used if the special end-of-month non-trading closing rotation fair value price differs from the price provided at market close. Options will generally be categorized as Level 2 securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks - Long - Domestic(a)	$166,787,552	$—	$—	$166,787,552
Common Stocks - Long - International(a)	32,180,122	—	—	32,180,122
Exchange-Traded Funds	1,523,724	—	—	1,523,724
Put Options Purchased	—	48,158	—	48,158
Money Market Funds	8,661,914	—	—	8,661,914
Total	$209,153,312	$48,158	$—	$209,201,470

(a)	Refer to Schedule of Investments for sector classifications.

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks - Short - Domestic(a)	$(48,782,569)	$—	$—	$(48,782,569)
Common Stocks - Short - International(a)	(11,714,841)	—	—	(11,714,841)
Exchange-Traded Funds	(8,653,659)	—	—	(8,653,659)
Call Options Written	—	(810,460)	—	(810,460)
Total	$(69,151,069)	$(810,460)	$—	$(69,961,529)

(a)	Refer to Schedule of Securities Sold Short for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2024 - (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 1.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s net expenses (excluding borrowing costs such as interest and dividends on securities sold short, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses” (i.e., investment companies in which the Fund may invest), and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) do not exceed 1.95% of the average daily net assets of the Fund.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date on which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment or at the time of the fee waiver or expense reimbursement, whichever is lower. The contractual agreement is in effect through September 30, 2025. The expense cap may not be terminated prior to this date except by mutual consent of the Adviser and the Board. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are as follows:

Recoverable Through
May 31, 2025	$24,674
May 31, 2026	63,106
May 31, 2027	75,095
November 30, 2027	17,194

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or the “Administrator”) to provide the Fund with administration, fund accounting and transfer agent services, including all regulatory reporting.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2024 - (Unaudited)

related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the six months ended November 30, 2024.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended November 30, 2024, purchases and sales of investment securities, including written options, short sales and covers, other than short-term investments, were $74,325,489 and $66,792,684, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended November 30, 2024.

NOTE 6. FEDERAL TAX INFORMATION

At November 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments and securities sold short, including written options, for tax purposes was as follows:

Gross unrealized appreciation	$64,244,969
Gross unrealized depreciation	(11,136,654)
Net unrealized appreciation on investments	$53,108,315
Tax cost of investments and securities sold short	$86,131,626

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, grantor trust adjustments and return of capital distributions from underlying investments.

At May 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,172,232
Accumulated capital and other losses	(128,857)
Unrealized appreciation on investments	37,801,656
Total accumulated earnings	$38,845,031

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2024 - (Unaudited)

As of May 31, 2024, the Fund had short-term capital loss carry forwards of $127,673 These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTE 7. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Proxy Voting Results (Unaudited)

At a Special Shareholder Meeting at which a quorum was present, held on June 27, 2024, Fund shareholders of record as of the close of business on May 13, 2024 voted to approve the following proposal:

Proposal 1: To elect the following individuals to serve on the Board of Trustees of the Trust:

Martin A. Burns

Susan J. Templeton

	Shares Voted in Favor*	Shares Voted Against or Abstain*	Shares Needed to Approve*
Martin A. Burns	82,650,826	53,513	Plurality
	(99.94%)	(0.06%)	(greater than 50%)
Susan J. Templeton	82,570,073	134,262	Plurality
	(99.84%)	(0.16%)	(greater than 50%)

*	as a percentage of the total voting securities of the Fund voted at the meeting at which a quorum was present.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (877) 336-6763 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Andrea N. Mullins, Chairperson	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ira P. Cohen Martin A. Burns Susan J. Templeton	Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS	LEGAL COUNSEL

Matthew J. Miller, Principal Executive Officer and President

Zachary P. Richmond, Principal Financial Officer and Treasurer

Michael Wittke, Chief Compliance Officer

Carol J. Highsmith, Vice President and Secretary

DLA Piper LLP (US) One Atlantic Center 1201 West Peachtree Street, Suite 2900 Atlanta, Georgia 30309

INVESTMENT ADVISER	CUSTODIAN
Long Short Advisors, LLC 3330 Fairchild Gardens Avenue, Suite 30428 Palm Beach Gardens, FL 33420	U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

DISTRIBUTOR Ultimus Fund Distributors, LLC	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valued Advisers Trust

By	/s/ Matthew J. Miller
Matthew J. Miller
President and Principal Executive Officer
Date:	2/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller
President and Principal Executive Officer
Date:	2/5/2025

By	/s/ Zachary P. Richmond
Zachary P. Richmond
Treasurer and Principal Financial Officer
Date:	2/5/2025